Legal Reserve and Retained Earnings - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2015 JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by shareholders	¥ 81,905
Amount available for dividends under the Corporation Law of Japan	970,771
Retained earnings included Canon's equity in undistributed earnings of affiliated companies accounted for by the equity method	¥ 17,129